INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,333		$ 1,165
Increase (decrease) related to settlements with tax authorities, net	(1,142)		37
Increase related to unutilized tax credits	4,825	[1]
Increase related to current year tax positions	1,516		131
Balance at the end of the year	$ 6,532	[1]	$ 1,333

[1]	The amount was offset against the deferred tax asset